Summary of Significant Accounting Policies, Summarizes Activity for Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Accounting Policies [Line Items]
Beginning balance	$ 133	$ 51
Charged to cost and expenses	32	40
Write-offs and recoveries	(20)	(23)
Ending balance	$ 145	$ 68